STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATIONS
Net investment income	$ 284,662	$ 233,945	$ 268,449
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	146,348	479,615	249,204
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(11,607)	5,677	21,434
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	419,403	719,237	539,087
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(330,229)	(268,769)	(239,920)
Net contributions (withdrawals) by Pruco Life Insurance Company of New Jersey	371,072	101,116	(125,732)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	40,843	(167,653)	(365,652)
TOTAL INCREASE (DECREASE) IN NET ASSETS	460,246	551,584	173,435
NET ASSETS
Beginning of year	9,036,785	8,485,201	8,311,766
End of year	$ 9,497,031	$ 9,036,785	$ 8,485,201